Notes to the interim condensed consolidated statement of financial position - Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Other cash equivalents	€ 107,835	€ 70,655
Cash at bank and at hand	14,241	25,908
Cash and cash equivalents	122,076	96,564	€ 10,147	€ 26,918
Cash and cash equivalents balance from the statement of cash flows	€ 122,076	€ 96,564